Stock-based compensation - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Performance Awards and Restricted Share Awards Plans
Share-based payments
Stock compensation expense	€ 7,805	€ 5,285	€ 3,649
Option Plans
Share-based payments
Stock compensation expense	0	0
Management Board | Share Performance Awards
Share-based payments
Stock compensation expense	€ 2,002	€ 1,902	€ 1,465